INCOME TAXES (Details Narratives) (USD $)	3 Months Ended		12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Percentage Of Valuation Allowance	100.00%	100.00%	100.00%	100.00%
Income Tax Examination, Penalties and Interest Expense	$ 0	$ 0	$ 0	$ 0